Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2017
Supplemental Cash Flow Information Tables
Supplemental cash flow information

	March 31, 2017	March 31, 2016
Cash paid for interest	$-	$-

Note payable issued on acquisition	$1,333,334	$-

Conversion of notes payable-related party	$206,209	$-

Issuance of shares for acquisition	$2,666,666	$-